Supplemental Cash Flow Information (Details) - Supplemental Cash Flow Information - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Supplemental Cash Flow Information [Abstract]
Cash paid for interest		$ 306
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(321)	(404)
Operating cash flows from finance leases	$ (1)	$ (9)